Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Options outstanding at beginning	8,339	4,654	4,654	4
Weighted average exercisable price	$ 391	$ 553	$ 553	$ 744,669
Weighted average remaining contractual terms (years), outstanding at beginning	8 years 8 months 12 days	9 years 3 months 18 days	9 years 3 months 18 days	5 years 3 months 18 days
Intrinsic value, outstanding at beginning of period	$ 87,553	$ 511,518	$ 511,518
Options, granted	3,570	3,685	3,685	4,650
Weighted average exercise price, granted	$ 45	$ 193	$ 193	$ 5
Weighted average remaining contractual terms (years), granted	10 years	10 years	10 years	10 years
Options, exercised
Weighted average exercise price, exercised
Options, forfeited
Weighted average exercise price, forfeited
Options, expired
Weighted average exercise price, expired
Options, outstanding at end	11,908	8,339	8,339	4,654
Weighted average exercise price, outstanding at end of period	$ 238	$ 398	$ 391	$ 553
Weighted average remaining contractual terms (years), outstanding at ending	8 years 4 months 24 days	8 years 10 months 24 days	8 years 8 months 12 days	9 years 3 months 18 days
Intrinsic value, outstanding at end of period		$ 417,164	$ 87,553	$ 511,518
Vested and expected to vest at end	5,373	2,218	2,682	4
Weighted average exercise price, vested and expected to vest at end	$ 464	$ 1,226	$ 1,004	$ 697,742
Weighted average remaining contractual terms (years), exercisable	7 years 9 months 18 days	8 years 7 months 6 days	8 years 3 months 18 days	4 years 3 months 18 days
Intrinsic value, vested and expected to vest end of period			$ 46,449
Vested and expected to vest at end	11,051	8,339	8,303	4,654
Weighted average exercise price, vested and expected to vest at end	$ 248	$ 398	$ 391	$ 553
Weighted average remaining contractual terms (years), vested and expected to vest	8 years 4 months 24 days	8 years 10 months 24 days	8 years 8 months 12 days	9 years 3 months 18 days
Intrinsic value, vested and expected to vest end of period		$ 417,164	$ 86,703	$ 511,518